Leases - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average rate	15.00%
Additions	$ 392	$ 0
Additions	$ 392	$ 0
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	6 years